Leases Operating Leases (Details) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel
Operating Leased Assets [Line Items]
Operating lease right-of-use assets (notes 2 and 8)	$ 23,595	$ 23,595	$ 0
Lessee, Operating Lease, Liability, Payments, Due Year Two	30,362	$ 30,362
Number Of Vessels | vessel		3	8
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year	7,797	$ 7,797
Lessee, Operating Lease, Liability, Payments, Due Year Three	5,900	5,900
Lessee, Operating Lease, Liability, Payments, Due	44,059	44,059
Operating Lease, Liability	23,595	23,595
Time Charter-in Hire Expense	6,400	17,400
Time Charter Hire Expense Lease Component	$ 3,600	$ 9,700
Operating Lease, Weighted Average Remaining Lease Term	1 year 6 months	1 year 6 months
Operating Lease, Weighted Average Discount Rate, Percent	5.58%	5.58%
Charter Contract Extension, Period		1 year
Time Charter Hire Expense Non Lease Component	$ 2,800	$ 7,700
Lease [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Year Two	16,956	16,956
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year	4,352	4,352
Lessee, Operating Lease, Liability, Payments, Due Year Three	3,315	3,315
Lessee, Operating Lease, Liability, Payments, Due	24,623	24,623
Non-lease Component [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Year Two	13,406	13,406
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year	3,445	3,445
Lessee, Operating Lease, Liability, Payments, Due Year Three	2,585	2,585
Lessee, Operating Lease, Liability, Payments, Due	19,436	19,436
Time-charter [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Year Two	2,700	2,700
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year	4,300	4,300
Lease [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	(1,028)	(1,028)
LR2 Tankers [Member]
Operating Leased Assets [Line Items]
Operating lease right-of-use assets (notes 2 and 8)	$ 14,600	$ 14,600
Number Of Vessels | vessel		2
Charter-In Period	24 months	24 months
Aframax Tanker
Operating Leased Assets [Line Items]
Operating lease right-of-use assets (notes 2 and 8)	$ 7,800	$ 7,800
Voyage Charters - Full Service Lightering [Member]
Operating Leased Assets [Line Items]
Number Of Vessels | vessel			3
Time-Charter Hire Expense [Member]
Operating Leased Assets [Line Items]
Short-term Lease, Cost	$ 4,200	$ 13,400
Time-charter [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Year Two			$ 23,500
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year			36,900
Lessee, Operating Lease, Liability, Payments, Due Year Three			$ 2,000